MATERIAL RELATED PARTY DISCLOSURE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
G.M.I. Technology Inc. [Member]
Related Party Transaction [Line Items]
Related party transactions, net sales from related party	$ 8,573	$ 9,211	$ 4,639
Due from related party	1,226	1,650
Realtek Semiconductor Corporation [Member]
Related Party Transaction [Line Items]
Related party transactions, net purchase from related party	2,080	817
Due to related party	298	259
Beijing Actions [Member]
Related Party Transaction [Line Items]
Due from related party	$ 17	$ 41